UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
REVISED
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

The Registrant is filing this amendment to its Form 24f-2 for the period ended August 31, 2010, originally filed with the Securities and Exchange Commission on November 23, 2010, (Accession Number 0000912938-10-000493) to amend Item 5 (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f), Item 5 (ii) Aggregate price of securities redeemed or repurchased during the fiscal year, Item 5 (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission, Item 5 (iv) Total available redemption credits and Item 5 (vi) Redemption credits available for use in future year.  As there is no fee due, there is no interest due on Item 7.

The purpose of the amendment is solely to correct information pertaining to the items listed above as required because this information was inadvertently miscalculated in the original filing on Form 24f-2.  Other than the aforementioned revisions, this Form 24f-2/A does not reflect events occurring after August 31, 2010.

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: MFS SERIES TRUST IV c/o MFS Legal Department Bonnie J. Neal 500 Boylston Street Boston, MA 02116

2.
The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  ☐

MFS GOVERNMENT MONEY MARKET FUND
MFS MID CAP GROWTH FUND
MFS MONEY MARKET FUND

3.	Investment Company Act File Number: 811-2594 Securities Act File Number: 2-54607

4(a).	Last day of fiscal year for which this notice is filed: AUGUST 31, 2010

4(b).
☐Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2).

Note:  If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	☐Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$ 322,683,339

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 561,395,546

(iii)
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
$ 3,228,989,984

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		-$ 3,790,385,530

(v)	Net sales – if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$

(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	($ 3,467,702,191)

(vii)	Multiplier for determining registration fee (See Instruction C.9):		X 0.0000713

(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):		=$ 0

6.
Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A .  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):		+$

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:		=$

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository: Method of Delivery: ❑ Wire Transfer Registrant CIK number to be credited: ☐ Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By:           (Signature and Title)*/s/
JOHN M. CORCORAN
John M. Corcoran
Treasurer

Date:           NOVEMBER 22, 2011

*Please print the name and title of the signing officer below the signature.